UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured Currency Fund Annual Report November 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2012

Eaton Vance

Parametric Structured Currency Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	24

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 11-month period ended November 30, 2012 was dominated by central bank easing. The most aggressive action took place in developed-market countries that are burdened with debt. The U.S. Federal Reserve (the Fed) continued with “Operation Twist,” a stimulus program that was set to expire in June 2012 but that was extended through the end of 2012. In addition, the European Central Bank also cut its main interest rate three times, to a record low of 0.75%, and unveiled a plan to buy bonds of troubled eurozone governments. With their key policy rates already near zero, the Fed, Bank of Japan and Bank of England relied on quantitative easing to try to reduce longer-term borrowing costs and spur economic growth.

In the United States, gross domestic product growth slid from an annual rate of 4.1% in the fourth quarter of 2011 to 3.1% in the third quarter of 2012. Growth in Germany and Japan also decelerated, Spain and Italy entered recession, and France appeared to be heading in that direction. Latin American and emerging Asian economies grew faster than their developed-market counterparts. However, their growth rates slowed, causing central banks in Brazil, China and other countries in these regions to reduce interest rates.

These events were reflected in various ways within the foreign exchange markets. Most Latin American and emerging Asian currencies strengthened versus the U.S. dollar. On a total return basis, the Mexican peso and Philippine peso did especially well versus the U.S. dollar. However, the Japanese yen, South African rand and Brazilian real all tumbled versus the dollar, while the euro saw mild depreciation over the time period.

Fund Performance

From the Eaton Vance Parametric Structured Currency Fund (the Fund) inception on December 30, 2011 through November 30, 2012, the Fund’s Class A shares at net asset value (NAV) had a total return of 4.30%. By comparison, the Fund’s benchmark, the Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index2 (the Index) returned 2.82% during the same period.

The positive returns posted by both the Fund and the Index reflected a weakening trend in the value of the U.S. dollar with respect to a majority of global currencies. This decline was driven by investors’ increasing concern about the fiscal health of the United States and its implications for future economic growth, as well as the U.S. central bank reiterating its policy to keep U.S. interest rates lower than that of other countries’ rates for the foreseeable future.

The main contributor to returns versus the Index was the Fund’s underweight to the Japanese yen, which declined versus the U.S. dollar due to the continuing poor performance of the Japanese economy. In addition, the underweight to the euro also benefited the Fund’s performance versus the Index. Finally, the broad overweight to emerging-market currencies, including a number of non-Index exposures, generally added to performance relative to the Index.

The main performance detractors from performance versus the Index were an underweight to the Mexican peso, which appreciated versus the U.S. dollar due to Mexico’s growth fundamentals during a time of economic slowdown, as well as a perception that it entered the year undervalued by investors. The Fund’s overweight positions in the Brazilian real and the South African rand also detracted from performance relative to the Index.

The Fund’s emphasis on rebalancing and spreading its holdings across a broad spectrum of global currencies generally aided performance relative to the Index, as many currencies experienced reversals of fortune from month to month, which broadly generated a rebalancing premium.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	12/30/2011	4.30%
Class A with 2.25% Maximum Sales Charge	—	1.96
Class I at NAV	12/30/2011	4.50
Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index	12/30/2011	2.82%

% Total Annual Operating Expense Ratios[4]	Class A	Class I
Gross	1.10%	0.85%
Net	0.90	0.65

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	12/30/2011	$10,430	$10,196

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Fund Profile

Foreign Currency Exposure (% of net assets)5

Australia	3.3%	New Zealand	3.4%
Brazil	3.3	Norway	3.4
Canada	3.3	Peru	3.3
Chile	3.3	Philippines	3.3
China	3.4	Poland	3.4
Colombia	3.4	Russia	3.4
Czech Republic	3.4	Singapore	3.4
Euro	3.4	South Africa	3.3
Hungary	3.4	South Korea	3.4
India	3.4	Sweden	3.4
Indonesia	3.4	Switzerland	3.4
Israel	3.4	Taiwan	3.4
Japan	3.4	Thailand	3.4
Malaysia	3.4	Turkey	3.3
Mexico	3.4	United Kingdom	3.3

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. Dollar. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/13. Without the reimbursement, performance would have been lower.

[5]	Currency exposures reflect currency derivative holdings.

Fund profile subject to change due to active management.

5

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 – November 30, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/12)	Ending Account Value (11/30/12)	Expenses Paid During Period* (6/1/12 – 11/30/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,057.80	$4.63	**	0.90%
Class I	$1,000.00	$1,058.80	$3.35	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.55	**	0.90%
Class I	$1,000.00	$1,021.80	$3.29	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Portfolio of Investments

Short-Term Investments — 99.3%

U.S. Treasury Obligations — 79.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/13/12	$700	$699,992
U.S. Treasury Bill, 0.00%, 5/2/13	1,400	1,399,300
U.S. Treasury Bill, 0.00%, 10/17/13	200	199,727
U.S. Treasury Bill, 0.00%, 11/14/13	250	249,610

Total U.S. Treasury Obligations (identified cost $2,548,247)		$2,548,629

Other — 19.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(1)	$636	$635,739

Total Other (identified cost $635,739)		$635,739

Total Short-Term Investments (identified cost $3,183,986)		$3,184,368

Other Assets, Less Liabilities — 0.7%		$23,687

Net Assets — 100.0%		$3,208,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012.

7	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Statement of Assets and Liabilities

Assets	November 30, 2012
Unaffiliated investments, at value (identified cost, $2,548,247)	$2,548,629
Affiliated investment, at value (identified cost, $635,739)	635,739
Interest receivable from affiliated investment	84
Receivable for open forward foreign currency exchange contracts	48,323
Receivable from affiliates	23,704
Total assets	$3,256,479

Liabilities
Payable for open forward foreign currency exchange contracts	$4,613
Payable for Fund shares redeemed	2,393
Payable to affiliates:
Investment adviser and administration fee	1,420
Distribution and service fees	50
Trustees’ fees	102
Accrued expenses	39,846
Total liabilities	$48,424
Net Assets	$3,208,055

Sources of Net Assets
Paid-in capital	$3,110,126
Accumulated net realized gain	14
Accumulated undistributed net investment income	53,823
Net unrealized appreciation	44,092
Total	$3,208,055

Class A Shares
Net Assets	$243,352
Shares Outstanding	23,332
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.43
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.67

Class I Shares
Net Assets	$2,964,703
Shares Outstanding	283,591
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.45

On	sales of $100,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Statement of Operations

Investment Income	Period Ended November 30, 2012(1)
Interest	$2,007
Interest allocated from affiliated investment	835
Expenses allocated from affiliated investment	(102)
Total investment income	$2,740

Expenses
Investment adviser and administration fee	$11,337
Distribution and service fees
Class A	274
Trustees’ fees and expenses	681
Custodian fee	26,050
Transfer and dividend disbursing agent fees	1,744
Legal and accounting services	30,406
Printing and postage	11,534
Registration fees	68,553
Miscellaneous	5,925
Total expenses	$156,504
Deduct —
Allocation of expenses to affiliates	$142,912
Total expense reductions	$142,912

Net expenses	$13,592

Net investment loss	$(10,852)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$14
Forward foreign currency exchange contract transactions	49,285
Net realized gain	$49,299
Change in unrealized appreciation (depreciation) —
Investments	$382
Forward foreign currency exchange contracts	43,710
Net change in unrealized appreciation (depreciation)	$44,092

Net realized and unrealized gain	$93,391

Net increase in net assets from operations	$82,539

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

9	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended November 30, 2012(1)
From operations —
Net investment loss	$(10,852)
Net realized gain from investment and forward foreign currency exchange contract transactions	49,299
Net change in unrealized appreciation (depreciation) from investments and forward foreign currency exchange contracts	44,092
Net increase in net assets from operations	$82,539
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$249,150
Class I	2,990,990
Cost of shares redeemed
Class A	(9,917)
Class I	(104,707)
Net increase in net assets from Fund share transactions	$3,125,516

Net increase in net assets	$3,208,055

Net Assets
At beginning of period	$—
At end of period	$3,208,055

Accumulated undistributed net investment income included in net assets
At end of period	$53,823

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Financial Highlights

	Class A
	Period Ended November 30, 2012(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.071)
Net realized and unrealized gain	0.501

Total income from operations	$0.430

Net asset value — End of period	$10.430

Total Return(3)	4.30	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(5)(6)
Net investment loss	(0.76	)%(6)
Portfolio Turnover	0%

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 6.90% of average daily net assets for the period from the start of business, December 30, 2011, to November 30, 2012). Absent this subsidy, total return would have been lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Financial Highlights — continued

	Class I
	Period Ended November 30, 2012(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.048)
Net realized and unrealized gain	0.498

Total income from operations	$0.450

Net asset value — End of period	$10.450

Total Return(3)	4.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,965
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(5)(6)
Net investment loss	(0.51	)%(6)
Portfolio Turnover	0%

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 6.90% of average daily net assets for the period from the start of business, December 30, 2011, to November 30, 2012). Absent this subsidy, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Parametric Structured Currency Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 30, 2011. The Fund’s investment objective is to protect against depreciation of the U.S. dollar relative to other currencies. The Fund expects to gain exposure to non-dollar currencies primarily through positions in monthly or other short-dated forward currency contracts or other derivative instruments backed by holdings of U.S. Treasury bills and other short-term U.S. Government obligations. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the period ended November 30, 2012, accumulated net realized gain was decreased by $49,285, accumulated undistributed net investment income was increased by $64,675 and paid-in capital was decreased by $15,390 due to differences between book and tax accounting, primarily for non-deductible expenses and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$89,127
Net unrealized appreciation	$8,802

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to foreign currency transactions and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended November 30, 2012, the investment adviser and administration fee amounted to $11,337 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 31, 2013. Pursuant to this agreement, EVM and Parametric were allocated $142,912 in total of the Fund’s operating expenses for the period ended November 30, 2012.

14

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended November 30, 2012, EVM earned $54 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended November 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended November 30, 2012 amounted to $274 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended November 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

The Fund had no purchases and sales of long-term investments for the period ended November 30, 2012.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended November 30, 2012(1)

Sales	24,305
Redemptions	(973)

Net increase	23,332

Class I	Period Ended November 30, 2012(1)

Sales	293,785
Redemptions	(10,194)

Net increase	283,591

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

At November 30, 2012, an affiliate of EVM and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate approximately 88% of the value of the outstanding shares of the Fund.

15

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,183,986

Gross unrealized appreciation	$382
Gross unrealized depreciation	—

Net unrealized appreciation	$382

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

12/21/12	Australian Dollar 102,949	United States Dollar 105,893	State Street Bank and Trust Co.	$1,403
12/21/12	Brazilian Real 4,614	United States Dollar 2,215	State Street Bank and Trust Co.	(61)
12/21/12	Brazilian Real 220,202	United States Dollar 105,577	State Street Bank and Trust Co.	(2,782)
12/21/12	British Pound Sterling 66,874	United States Dollar 106,006	State Street Bank and Trust Co.	1,134
12/21/12	Canadian Dollar 106,252	United States Dollar 105,823	State Street Bank and Trust Co.	1,101
12/21/12	Chilean Peso 51,564,924	United States Dollar 106,016	State Street Bank and Trust Co.	955
12/21/12	Colombian Peso 194,344,203	United States Dollar 106,144	State Street Bank and Trust Co.	699
12/21/12	Colombian Peso 3,657,029	United States Dollar 1,998	State Street Bank and Trust Co.	12
12/21/12	Czech Koruna 2,121,024	United States Dollar 105,609	State Street Bank and Trust Co.	3,686
12/21/12	Euro 82,982	United States Dollar 105,456	State Street Bank and Trust Co.	2,486
12/21/12	Hungarian Forint 23,736,860	United States Dollar 105,586	State Street Bank and Trust Co.	3,962
12/21/12	Indian Rupee 5,841,799	United States Dollar 105,177	State Street Bank and Trust Co.	1,879
12/21/12	Indian Rupee 163,971	United States Dollar 2,946	State Street Bank and Trust Co.	59

16

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

12/21/12	Indonesian Rupiah 1,020,439,221	United States Dollar 105,954	State Street Bank and Trust Co.	$435
12/21/12	Indonesian Rupiah 19,153,050	United States Dollar 1,988	State Street Bank and Trust Co.	9
12/21/12	Israeli Shekel 422,294	United States Dollar 106,325	State Street Bank and Trust Co.	4,282
12/21/12	Japanese Yen 264,422	United States Dollar 3,216	State Street Bank and Trust Co.	(7)
12/21/12	Japanese Yen 8,606,588	United States Dollar 105,964	State Street Bank and Trust Co.	(1,537)
12/21/12	Malaysian Ringgit 325,345	United States Dollar 105,669	State Street Bank and Trust Co.	1,329
12/21/12	Malaysian Ringgit 6,100	United States Dollar 2,000	State Street Bank and Trust Co.	6
12/21/12	Mexican Peso 1,405,196	United States Dollar 105,925	State Street Bank and Trust Co.	2,554
12/21/12	New Taiwan Dollar 3,071,587	United States Dollar 105,516	State Street Bank and Trust Co.	241
12/21/12	New Taiwan Dollar 60,680	United States Dollar 2,091	State Street Bank and Trust Co.	(1)
12/21/12	New Turkish Lira 191,888	United States Dollar 106,108	State Street Bank and Trust Co.	1,042
12/21/12	New Zealand Dollar 131,347	United States Dollar 105,909	State Street Bank and Trust Co.	1,800
12/21/12	Norwegian Krone 611,656	United States Dollar 105,411	State Street Bank and Trust Co.	2,504
12/21/12	Peruvian New Sol 276,373	United States Dollar 106,016	State Street Bank and Trust Co.	1,113
12/21/12	Philippine Peso 4,373,487	United States Dollar 105,921	State Street Bank and Trust Co.	1,266
12/21/12	Polish Zloty 346,268	United States Dollar 105,584	State Street Bank and Trust Co.	4,099
12/21/12	Russian Ruble 3,377,742	United States Dollar 105,881	State Street Bank and Trust Co.	3,258
12/21/12	Singapore Dollar 129,814	United States Dollar 105,599	State Street Bank and Trust Co.	753
12/21/12	Singapore Dollar 2,445	United States Dollar 2,000	State Street Bank and Trust Co.	3
12/21/12	South African Rand 951,334	United States Dollar 106,541	State Street Bank and Trust Co.	189
12/21/12	South Korean Won 115,579,789	United States Dollar 105,755	State Street Bank and Trust Co.	919
12/21/12	South Korean Won 2,177,717	United States Dollar 2,003	State Street Bank and Trust Co.	6
12/21/12	Swedish Krona 718,410	United States Dollar 105,579	State Street Bank and Trust Co.	2,344
12/21/12	Swiss Franc 99,924	United States Dollar 105,443	State Street Bank and Trust Co.	2,414

17

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

12/21/12	Thai Baht 3,266,772	United States Dollar 105,966	State Street Bank and Trust Co.	$373
12/21/12	Thai Baht 61,455	United States Dollar 2,000	State Street Bank and Trust Co.	0
12/21/12	Yuan Renminbi 12,559	United States Dollar 2,001	State Street Bank and Trust Co.	8
12/21/12	Yuan Renminbi 666,921	United States Dollar 106,892	State Street Bank and Trust Co.	(225)

Total		$3,199,703		$43,710

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At November 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $4,613.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $48,323, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At November 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $5,000 due to the master netting agreement. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$48,323	(1)	$(4,613	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended November 30, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$49,285	(1)	$43,710	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

18

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Notes to Financial Statements — continued

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended November 30, 2012, which is indicative of the volume of this derivative type, was approximately $2,242,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended November 30, 2012.

11  Currency Risk

Use of currency instruments by the Fund, including forward foreign currency exchange contracts, may involve substantial currency risk. The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$2,548,629	$—	$2,548,629
Other	—	635,739	—	635,739

Total Investments	$—	$3,184,368	$—	$3,184,368

Forward Foreign Currency Exchange Contracts	$—	$48,323	$—	$48,323

Total	$—	$3,232,691	$—	$3,232,691

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,613)	$—	$(4,613)

Total	$—	$(4,613)	$—	$(4,613)

19

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured Currency Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured Currency Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of November, 30, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, December 30, 2011, to November 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured Currency Fund as of November 30, 2012, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, December 30, 2011, to November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 17, 2013

20

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

22

Eaton Vance

Parametric Structured Currency Fund

November 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.
Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.
Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.
(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5909-1/13	PPASCURSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Parametric Structured Currency Fund (the “Fund”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to the Fund for the Fund’s initial fiscal period from the commencement of operations on December 30, 2011 to November 30, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Parametric Structured Currency Fund Fiscal Period Ended	11/30/12
Audit Fees	$19,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,310
All Other Fees(3)	$0

Total	$27,860

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, September 30, and October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12	11/30/12
Audit Fees	$90,920	$21,550	$31,865	$522,885	$135,300	$88,300	$109,600	$524,630	$19,550
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$27,000	$11,500	$15,580	$250,180	$51,570	$25,420	$28,740	$281,940	$8,310
All Other Fees(3)	$4,900	$500	$600	$22,300	$1,500	$2,100	$620	$0	$0

Total	$122,820	$33,550	$48,045	$795,365	$188,370	$115,820	$138,960	$806,570	$27,860

*	Information is not presented for fiscal year ended 11/30/11, as no Series in the Trust with such fiscal year end was in operation during that period.
**	Series commenced operations on April 1, 2010.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12	11/30/12
Registrant(1)	$31,900	$12,000	$16,180	$272,480	$53,070	$27,520	$29,360	$281,940	$8,310
Eaton Vance(2)	$250,973	$205,107	$226,431	$266,431	$334,561	$414,561	$606,619	$566,619	$662,119

*	Information is not presented for fiscal year ended 11/30/11, as no Series in the Trust with such fiscal year end was in operation during that period.
**	Series commenced operations on April 1, 2010.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 11, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 11, 2013